Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-39332
Entity Registrant Name	OpenWorld, Inc.
Entity Central Index Key	0001104038
Entity Tax Identification Number	23-3023677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	801 International Parkway
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(585)
Local Phone Number	736-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OPNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false